SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identified any subsequent events that would have required adjustment or disclosure in the financial statements other than as described below.

On July 12, 2023, the Company elected to exercise its eighth of nine one-month extension to the Termination Date, which extended its deadline to complete its initial business combination to August 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.

On August 11, 2023, the Company held a “Special Meeting”. At the Special Meeting, the Company stockholders entitled to vote at the Special Meeting (the “Stockholders”) cast their votes and approved the proposal (the “Trust Amendment Proposal”) to authorize the Company to enter into Amendment No. 2 to the Trust Agreement (the “Trust Agreement Amendment”) to amend the Trust Agreement to allow the Company to extend beyond August 11, 2023 the date by which either the Company must have completed its initial business combination or Continental must liquidate the Trust Account established in connection with the IPO (the “Trust Account”). Following approval of the Trust Amendment Proposal by the Stockholders, the Company and Continental promptly entered into the Trust Agreement Amendment. The Company is able to extend its termination date in a series of up to nine (9) one-month extensions until May 11, 2024 in exchange for depositing into Trust Account with Continental Stock Transfer and Trust Company the lesser of $75,000 or $0.045 per share for each public share outstanding (the “Extension Amount”).

In connection with the voting on the Extension Amendment Proposal and the Trust Amendment Proposal at the Special Meeting, holders of 1,018,846 shares of Class A ordinary shares exercised the right to redeem such shares for cash.

NOTE 11. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identified any subsequent events that would have required adjustment or disclosure in the financial statements other than as described below.

On January 5, 2023, the Company elected to exercise its third-month extension to the Termination Date, which extended its deadline to complete its initial business combination from January 11, 2023 to February 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.

On February 8, 2023, the Company elected to exercise its fourth-month extension to the Termination Date, which extended its deadline to complete its initial business combination from February 11, 2023 to March 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.

On March 6, 2023, the Company elected to exercise its fifth-month extension to the Termination Date, which extended its deadline to complete its initial business combination from March 11, 2023 to April 11, 2023, by depositing $0.045 per share for each Public Share outstanding after giving effect to the redemptions disclosed above, or approximately $122,920, was deposited in the Trust Account.